SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
SHORT-TERM INVESTMENTS.
Structured bank financial products	¥ 362,195		¥ 857,924
Time deposit	0		728,081
Total short-term investments	¥ 362,195	$ 49,621	¥ 1,586,005